Condensed Statements of Operations (unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Feb. 29, 2016	Feb. 28, 2015
REVENUE:
Revenues	$ 0	$ 0	$ 0	$ 0
Operating expenses
Professional fees	8,820	161,522	17,700	322,236
Travel and promotion	0	3,049	4,225	21,774
Bad debt	0	0	0	0
Depreciation	1,221	0	2,441	0
Other general and administrative	150,387	5,618	2,315,417	14,563
Total operating expenses	160,428	170,189	2,339,783	358,573
Loss from operations	(160,428)	(170,189)	(2,339,783)	(358,573)
Other income (expense)
Other income	0	0	0	0
Interest expense	(33,255)	(32,914)	(72,804)	(65,792)
Debt discount	0	(33,000)	0	(64,997)
Derivative recovery	27,033	100,048	396,735	120,048
Impairment of assets	0	0	0	0
Gain (loss) on extinguishment of debt	8,461	28,085	(35,925)	22,085
Total other income (expense)	2,239	62,219	288,006	(11,344)
Loss before provision for income taxes	(158,189)	(107,970)	(2,051,777)	(347,229)
Provision for Income taxes	0	0	0	0
Net loss	$ (158,189)	$ (107,970)	$ (2,051,777)	$ (347,229)
Basic and diluted loss per common share	$ 0.00	$ 0.00	$ 0.00	$ (0.01)
Weighted average shares outstanding	3,555,139,779	66,431,135	2,164,691,012	68,288,172